Note 9 - Fixed Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Capital Leased Assets, Gross	$ 8,140	$ 8,077
Capital Leases, Balance Sheet, Assets by Major Class, Net	$ 4,028	$ 4,409